FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets and liabilities measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets, beginning balance	$ 255,568,505
Included in earnings	7,253	$ (27,795)	$ 71,207
Assets, ending balance	289,855,048	255,568,505
Liabilities
Liabilities, beginning balance	(227,453,292)
Liabilities, ending balance	(255,929,590)	(227,453,292)
P.A. Viva Malls
Assets
Assets, beginning balance	2,633,341
Assets, ending balance	2,810,414	2,633,341
Liabilities
Liabilities, beginning balance	(54,228)
Liabilities, ending balance	(43,703)	(54,228)
Debt instruments
Assets
Included in earnings	(106)	15,669
Equity securities
Assets
Transfers out of Level 3	(24,855)
Recurring basis
Assets
Assets, beginning balance	2,558,577
Assets, ending balance		2,558,577
Liabilities
Liabilities, beginning balance	(94,198)
Liabilities, ending balance		(94,198)
Recurring basis | Derivative financial instruments
Liabilities
Liabilities, beginning balance	(94,198)
Liabilities, ending balance		(94,198)
Recurring basis | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	(91,759)
Liabilities, ending balance		(91,759)
Recurring basis | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	(2,439)
Liabilities, ending balance		(2,439)
Recurring basis | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance
Liabilities, ending balance
Recurring basis | Derivative financial instruments
Assets
Assets, beginning balance	716,379
Assets, ending balance		716,379
Recurring basis | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	580,206
Assets, ending balance		580,206
Recurring basis | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	136,173
Assets, ending balance		136,173
Recurring basis | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance
Assets, ending balance
Recurring basis | Equity securities
Assets
Assets, beginning balance	445,356
Assets, ending balance		445,356
Recurring basis | Investment in associates
Assets
Assets, beginning balance	1,263,765
Assets, ending balance		1,263,765
Recurring basis | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,263,765
Assets, ending balance		1,263,765
Recurring basis | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	133,077
Assets, ending balance		133,077
Recurring basis | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
Assets
Assets, beginning balance	122,285
Assets, ending balance		122,285
Recurring basis | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	10,792
Assets, ending balance		10,792
Recurring basis | Level 3
Assets
Assets, beginning balance	2,558,577	2,908,073
Included in earnings	173,363	124,668
OCI	36,656	36,682
Purchases	548,615	526,967
Settlement	(645,276)	(432,086)
Reclassifications	(23,708)	(577,862)
Prepaids	(32,211)	(37,860)
Transfers in to Level 3	282,202	51,422
Transfers out of Level 3	(107,447)	(41,427)
Assets, ending balance	2,790,771	2,558,577	2,908,073
Liabilities
Liabilities, beginning balance	(94,198)	(121,218)
Included in earnings	(5,343)	(4,067)
Purchases	(72,006)	(73,810)
Settlement	52,339	111,900
Reclassifications	26,901	4,270
Transfers into Level 3	(163,434)	(14,724)
Transfers out of Level 3	18,985	3,451
Liabilities, ending balance	(236,756)	(94,198)	(121,218)
Recurring basis | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	(94,198)	(121,218)
Included in earnings	(5,343)	(4,067)
Purchases	(72,006)	(73,810)
Settlement	52,339	111,900
Reclassifications	26,901	4,270
Transfers into Level 3	(163,434)	(14,724)
Transfers out of Level 3	18,985	3,451
Liabilities, ending balance	(236,756)	(94,198)	(121,218)
Recurring basis | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	(91,759)	(119,643)
Included in earnings	2,351	(4,067)
Purchases	(71,358)	(73,770)
Settlement	52,311	111,182
Reclassifications	19,593	4,270
Transfers into Level 3	(160,156)	(12,325)
Transfers out of Level 3	16,574	2,594
Liabilities, ending balance	(232,444)	(91,759)	(119,643)
Recurring basis | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	(2,439)	(1,376)
Included in earnings	(7,694)
Purchases	(648)	(40)
Settlement	28	519
Reclassifications	7,308
Transfers into Level 3	(3,278)	(2,399)
Transfers out of Level 3	2,411	857
Liabilities, ending balance	(4,312)	(2,439)	(1,376)
Recurring basis | Level 3 | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance		(199)
Settlement		199
Liabilities, ending balance			(199)
Recurring basis | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	716,379	450,476
Included in earnings	68,504	69,928
Purchases	539,138	496,361
Settlement	(483,375)	(286,129)
Reclassifications	(26,901)	(4,270)
Transfers in to Level 3	249,521	2,066
Transfers out of Level 3	(78,927)	(12,053)
Assets, ending balance	984,339	716,379	450,476
Recurring basis | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	580,206	394,280
Included in earnings	105,528	16,561
Purchases	532,190	463,285
Settlement	(456,806)	(282,053)
Reclassifications	(19,593)	(4,270)
Transfers in to Level 3	235,709	308
Transfers out of Level 3	(39,601)	(7,905)
Assets, ending balance	937,633	580,206	394,280
Recurring basis | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	136,173	56,054
Included in earnings	(37,024)	53,367
Purchases	6,635	33,076
Settlement	(26,569)	(3,934)
Reclassifications	(7,308)
Transfers in to Level 3	13,812	1,758
Transfers out of Level 3	(39,326)	(4,148)
Assets, ending balance	46,393	136,173	56,054
Recurring basis | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance		142
Purchases	313
Settlement		(142)
Assets, ending balance	313		142
Recurring basis | Level 3 | Equity securities
Assets
Assets, beginning balance	445,356	1,079,700
Included in earnings	(474)	(17,045)
OCI	36,656	36,682
Purchases	2,664	26,281
Settlement	(124,343)	(79,287)
Reclassifications		(573,592)
Transfers in to Level 3	2	27
Transfers out of Level 3	(24,855)	(27,410)
Assets, ending balance	335,006	445,356	1,079,700
Recurring basis | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,263,765	1,249,818
Included in earnings	105,439	56,116
Purchases	1,779
Settlement	(15,808)	(42,169)
Reclassifications	3,193
Assets, ending balance	1,358,368	1,263,765	1,249,818
Recurring basis | Level 3 | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,263,765	1,249,818
Included in earnings	105,202	56,116
Settlement	(13,279)	(42,169)
Assets, ending balance	1,355,688	1,263,765	1,249,818
Recurring basis | Level 3 | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance
Included in earnings	237
Purchases	1,779
Settlement	(2,529)
Reclassifications	3,193
Assets, ending balance	2,680
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	133,077	128,079
Included in earnings	(106)	15,669
Purchases	5,034	4,325
Settlement	(21,750)	(24,501)
Prepaids	(32,211)	(37,860)
Transfers in to Level 3	32,679	49,329
Transfers out of Level 3	(3,665)	(1,964)
Assets, ending balance	113,058	133,077	128,079
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by government entities
Assets
Assets, beginning balance		126,049
Included in earnings		14,325
Purchases		4,325
Settlement		(24,501)
Prepaids		(36,507)
Transfers in to Level 3		40,558
Transfers out of Level 3		(1,964)
Assets, ending balance			126,049
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	122,285
Included in earnings	(106)
Purchases	5,034
Settlement	(14,623)
Prepaids	(32,211)
Transfers in to Level 3	32,679
Assets, ending balance	113,058	122,285
Recurring basis | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance	10,792	2,030
Included in earnings		1,344
Settlement	(7,127)
Prepaids		(1,353)
Transfers in to Level 3		8,771
Transfers out of Level 3	(3,665)
Assets, ending balance		$ 10,792	$ 2,030